Condensed Financial Information of the Parent Company (Details) - Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 4,387,925	$ 226,578
Short-term investments	3,000,000
Intercompany receivables	10,000	10,000
Deferred offering cost		349,842
Prepaid expenses and other current assets	2,582,045
Total current assets	9,979,970	586,420
Non-current assets
Long-term investments	5,000,000
Investments in non-VIE subsidiaries	12,336,264	14,299,036
Total non-current assets	17,336,264	14,299,036
Total Assets	27,316,234	14,885,456
Current liabilities
Intercompany payable	1,358,930	1,358,930
Total current liabilities	1,358,930	1,358,930
Total Liabilities	1,358,930	1,358,930
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.	1,439	1,099
Additional paid-in capital	16,721,551	2,628,356
Statutory reserve	836,215	836,215
Retained earnings	9,174,695	10,340,107
Accumulated other comprehensive loss	(776,596)	(279,251)
Total Shareholders’ Equity	25,957,304	13,526,526
Total Liabilities and Shareholders’ Equity	$ 27,316,234	$ 14,885,456